Income tax	3 Months Ended
Mar. 31, 2022
Income tax
Income tax

13. Income tax

The Group calculates the interim income tax benefit or expense using the best estimate of the weighted average annual effective income tax rate expected for the full financial year.

For the three months ended March 31, 2022 and 2021, the Group recorded a consolidated income tax benefit (March 31, 2021: tax expense) EUR 96k (March 31, 2021: EUR -1,466k), respectively. The consolidated income tax benefit (March 31, 2021: income tax expense) for the three months ended March 31, 2022, resulted from income tax benefit from CureVac Corporate Service of EUR 96 k (March 31, 2021: expenses from CureVac Inc. of EUR 23k and deferred tax expense on taxable temporary differences of EUR 1,443k).